CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Earnings
BALANCE at Dec. 31, 2010	$ 249,452	$ 1,215	$ 152,290	$ 95,947
BALANCE (in shares) at Dec. 31, 2010		12,155
Increase (Decrease) in Stockholders' Equity
Net income	109,316			109,316
Issuance of stock through compensation plans, including income tax benefits	213	1	212
Issuance of stock through compensation plans, including income tax benefits (in shares)		8
BALANCE at Sep. 30, 2011	$ 358,981	$ 1,216	$ 152,502	$ 205,263
BALANCE (in shares) at Sep. 30, 2011		12,163